VSRM Transaction - Schedule of Condensed Assets and Liabilities Incorporated Into The Consolidated Balance Sheet from The VSRM Acquisition (FY) (Details) - Venture $ in Thousands	Oct. 13, 2022 USD ($)
Business Acquisition [Line Items]
Cash	$ 3,921
Trade receivables	4,604
Customer relationship intangible assets	37,122
Other assets	574
Total assets	46,221
Trade and other payables	7,624
Deferred tax liability	9,407
Note payable to Affiliate	6,000
Senior debt	2,917
Total Liabilities	25,948
Fair value of net assets acquired	$ 20,273